Document and Entity Information	3 Months Ended
Jan. 31, 2019
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Trading Symbol	RY
Entity Registrant Name	ROYAL BANK OF CANADA
Entity Central Index Key	0001000275
Current Fiscal Year End Date	--10-31